Accounts and Other Receivables (Tables)	12 Months Ended
Apr. 30, 2022
Accounts and Other Receivables [Abstract]
Summary of Detailed Information of Accounts and Other Receivables

	2021	2022
	HK$	HK$
Commission receivable from insurance brokerage	2,766	1,577
Accounts receivable arising from the SpiderNet ecosystem solutions business	66,655	37,968

Total accounts receivable	69,421	39,545

Consideration receivable on disposal of financial assets at FVTPL (note 18)	—	258,176
Prepayments (note (i))	8,158	2,731
Note receivables (note (ii))	4,165	5,317
Other receivables	3,035	8,716
Deferred issue costs	7,970	14,970
Prepayment for subscription of bond instrument (note (iii))	11,452	—

Prepayments and other receivables	34,780	289,910

	104,201	329,455

Presented as:
Current	88,584	329,455
Non-current	15,617	—

	104,201	329,455